Trade and other receivables, net - Charged into restricted bank accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables, net
Beginning balance	$ 1,092	$ 359	$ 376
Increase in restricted bank accounts	0	733	0
Decrease in restricted bank accounts	(34)	0	(17)
Final balance	$ 1,058	$ 1,092	$ 359